Disclosures Regarding Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures Regarding Financial Instruments [Abstract]
Disclosures Regarding Financial Instruments
27.	DISCLOSURES REGARDING FINANCIAL INSTRUMENTS

(a)	The estimated fair value of Ivanhoe Mines' financial instruments was as follows:

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$998,054	$998,054	$1,264,031	$1,264,031
Short-term investments	—	—	98,373	98,373
Accounts receivable	102,460	102,460	65,741	65,741
Long-term investments	107,277	230,894	151,191	280,181
Other long-term investments	317,325	317,325	191,816	191,816

Accounts payable and accrued liabilities	681,185	681,185	260,528	260,528
Amounts due under credit facilities	44,884	44,884	54,695	54,695
Rights offering derivative liability	—	—	766,238	766,238
Convertible credit facility	148,154	148,154	254,596	254,596
Interim funding facility	405,162	405,162	—	—

The fair value of Ivanhoe Mines' long-term investments was determined by reference to published market quotations, which may not be reflective of future values.

The fair value of Ivanhoe Mines' other long-term investments, consisting of the Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments, was determined by considering the best available data regarding market conditions for such investments, which may not be reflective of future values.

The fair value of the rights offering derivative liability was determined by reference to published market quotations, which may not be reflective of future value.

The fair value of the CIC convertible debenture was estimated to approximate the aggregate carrying amount of the CIC convertible credit facility liability and interest payable. This aggregate carrying amount includes the estimated fair value of the embedded derivative liability which was determined using a Monte Carlo simulation valuation model.

The fair values of Ivanhoe Mines' remaining financial instruments were estimated to approximate their carrying values, due primarily to the immediate or short-term maturity of these financial instruments.

(b)

Ivanhoe Mines is exposed to credit risk with respect to its accounts receivable. The significant concentrations of credit risk are situated in Mongolia and Australia. Ivanhoe Mines does not mitigate the balance of this risk in light of the credit worthiness of its major debtors.

(c)

Ivanhoe Mines is exposed to interest rate risk with respect to the variable rates of interest incurred on the amounts due under credit facilities (Note 14) and the interim funding facility (Note 16). Interest rate risk is concentrated in Canada. Ivanhoe Mines does not mitigate the balance of this risk.